Operating expenses, net (Details) - Minera Yanacocha SRL and subsidiary [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses, net	$ 76,155	$ 63,514	$ 71,496
Exploration and advanced projects [member]
Operating expenses, net	62,643	51,694	49,580
Severance program [member]
Operating expenses, net	8,678	9,419	9,659
Write-off of fixed assets [member]
Operating expenses, net	0	1,368	14,036
Cost of fixed assets sold [member]
Operating expenses, net	5,445	1,632	160
Income from fixed asset sales [member]
Operating expenses, net	(4,821)	(2,235)	(471)
Others, net [member]
Operating expenses, net	256	1,636	(1,468)
Tax fine [Member]
Operating expenses, net	$ 3,954	$ 0	$ 0